Interest expense	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Interest expense	Interest expense

	Year ended	Year ended	Period from March 17 to
(in thousands of $ )	December 31, 2023	December 31, 2022	December 31, 2021
Interest expense, gross	(21,406)	(1,787)	—
Capitalized interest on newbuildings	7,805	1,787	—
Interest expense, net	(13,601)	—	—